OMB APPROVAL

OMB Number: 3235-0570

January 31, 2014

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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

REGISTRATION NO.
811-07696

IOWA PUBLIC AGENCY INVESTMENT TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

Elizabeth Grob, Esq.

Ahlers & Cooney, P.C.

100 Court Avenue, Suite 600, Des Moines, Iowa 50309

 (NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

Vera Lichtenberger	JOHN C. MILES, ESQ.
IOWA PUBLIC AGENCY INVESTMENT TRUST	CLINE, WILLIAMS, WRIGHT,
1415 28th STREET, SUITE 200	JOHNSON & OLDFATHER
WEST DES MOINES, IOWA 50266	1900 U.S. BANK BUILDING,
233 S. 13TH STREET
LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 06/30

DATE OF REPORTING PERIOD: 12/31/2011

ITEM 1. REPORTS TO UNITHOLDERS.

Iowa Public Agency Investment Trust

  www.IPAIT.org

Semi-Annual Financial Report

Diversified Fund

December 31, 2011

Sponsored by the

Iowa Association of Municipal Utilities

Iowa State Association of Counties

Iowa League of Cities

Trustees’ Report

To Iowa Public Agency Investment Trust Participants:

The Iowa Public Agency Investment Trust (IPAIT) is pleased to present this semi-annual report of IPAIT operations for the six-month period ended December 31, 2011.

The Federal Reserve kept interest rates at historical lows during 2011, maintaining the Fed Funds rate at 0-0.25 percent since December 16, 2008.  This rate environment should continue lingering at or near zero until economic growth becomes more robust.  The Fed recently announced their intention to keep the Fed Funds rate at the current level until the end of 2014.  While recent indicators are showing slow improvement, uncertainty in Europe will continue to weigh on the US economic growth.  IPAIT fund yields continue to be impacted as a result of the relatively weak economic activity and sustained low interest rates.

The Diversified balance as of December 31, 2011 was $526,528,050 compared to $448,774,035 on December 31, 2010. Although the yield has been very low, balances remain high, reflecting the reluctance of local banks to compete aggressively for deposits.

The Fixed-Term Automated (FTA) program continued to struggle to provide good yield in longer term investments.  The IPAIT FTA program balances increased from $12,517,414 on July 1 to $20,555,626 on December 31.  IPAIT’s FTA program continued to solicit bids on behalf of participants, but the banks continued to be reluctant to bid aggressively.  Banks had other sources of inexpensive funding and lending activity was constrained making public funds less attractive to banking institutions. Some banks also were reluctant to increase their exposure to the State of Iowa public funds sinking fund.  Other fixed-term investments (treasuries and agencies) did not provide a competitive alternative during the period.

The IPAIT Board of Trustees is very pleased with the ongoing success of the IPAIT program and the benefits it provides Iowa cities, counties, and municipal utilities.  As always, we welcome any comments or suggestions that you may have, and appreciate the opportunity to support our local communities.

Sincerely,

Dianne L. Kiefer, Chair

Board of Trustees

Management Report

To Iowa Public Agency Investment Trust Participants:

The turn of the calendar always brings hope:  for clarity, for prosperity, for peace.  We wish for these things, but uncertainty abounds heading into 2012.  Of primary concern is the European situation and the potential for contagion that spreads beyond the means to prevent mass destruction of wealth and political systems.  Greece remains on the brink of default, but Italy and Spain are the real worries given the sheer amount of debt outstanding and the concentration held by European banks.  Defaults by either or both would shake the global financial system and could push the world into recession and extended economic malaise.  EU Finance ministers agreed in December to a framework for holding the European Union together, but the devil will be in the details and volatility will follow.

On the homefront, economic indicators have moved higher suggesting the growth story is intact.  The unemployment rate dropped to 8.6 percent, ISM service and manufacturing activity surveys ticked up, and retail sales for the holiday season were encouraging.  While activity is far from robust, GDP growth of 2-3 percent in 2012 would be a welcome improvement.

Outside of Europe, the geopolitical landscape is changing with the death of North Korea’s leader and increased speculation that Iran has nuclear weapon capabilities.  Tensions in many Middle Eastern countries are elevated as a result of Arab Spring unrest.  And the upcoming U.S. election encourages political gridlock.  Uncertainty on many fronts will likely leave interest rates anchored at historically low levels and keep a lid on economic growth.

Market cycles are getting shorter and volatility is ever-present.  We look through the noise to craft long-term solutions and rely on our risk framework to keep portfolios on track.  We appreciate the opportunity to guide you through these muddy waters and hope for more clarity in 2012.

Sincerely,

Laurie Mardis

Director, Fixed Income

Miles Capital, Inc.

Diversified Portfolio

Management’s Discussion & Analysis

This section of the IPAIT Diversified Portfolio’s semi-annual Financial Report presents management’s discussion and analysis of the financial position and results of operations during the six-month periods ended December 31, 2011 and December 31, 2010.  This information is being presented to provide additional information regarding the activities of IPAIT, pursuant to the requirements of Governmental Accounting Standards Board Statement No. 34, Basic Financial Statements – and Management’s Discussion and Analysis – for State and Local Governments, Statement No. 37, Basic Financial Statements – and Management’s Discussion and Analysis – for State and Local Governments: Omnibus, and Statement No. 38, Certain Financial Statement Note Disclosures (Statements Nos. 34, 37, and 38).  This discussion and analysis should be read in conjunction with the Financial Statements and the accompanying notes.

OVERVIEW OF THE FINANCIAL STATEMENTS

The Management’s Discussion and Analysis provides an introduction to and overview of the basic financial statements of IPAIT’s Diversified Portfolio.  The following components comprise the financial statements:  1) Schedule of Investments, 2) Statement of Net Assets, 3) Statements of Operations, 4) Statements of Changes in Net Assets, and 5) Notes to Financial Statements.

•

The Schedule of Investments lists each security held by the portfolio as of December 31.

•

The Statement of Net Assets shows the financial position (assets and liabilities) of the portfolio as of December 31.

•

The Statements of Operations display the results of operations (income and expenses) of the portfolio for the six-month periods ended December 31, 2011 and December 31, 2010.

•

The Statements of Changes in Net Assets display the results of additions (net investment income, unit sales, and reinvestments) and deductions (dividends and unit redemptions) of the portfolio for the six-month periods ended December 31, 2011 and December 31, 2010.

•

The Notes to Financial Statements describe significant accounting policies and disclose summary security transaction amounts of the portfolio.

CONDENSED FINANCIAL INFORMATION AND FINANCIAL ANALYSIS

Year-over-year changes in most financial statement amounts reported in IPAIT’s Diversified Portfolio are most significantly impacted by the level of average net assets (which fluctuates based on the overall levels of participant/unitholder invested balances).  Additionally, changes in the short-term interest rate environment (which follows the general trend established by monetary policy set by the Federal Reserve) contribute to year-over-year variances in the amount of investment income earned by the portfolio.  The Federal Reserve’s Federal Open Market Committee has not changed the Fed Funds target rate from a range of zero to 0.25 percent set on December 16, 2008.

Diversified Portfolio

Management’s Discussion & Analysis (continued)

Condensed financial information and variance explanations for the six-month period ended December 31, 2011 as compared to the same period ended December 31, 2010 follows.

	December 31,	Percent	December 31,
Net Assets	2011	Change	2010
Total investments	$ 526,042,884	17%	$ 448,411,671
Excess of other assets over total liabilities	485,166	34%	362,364
Net assets held in trust for pool participants	526,528,050	17%	448,774,035
Average Net Assets	$ 513,647,926	18%	$ 436,321,006

Total investments and net assets both increased 17 percent comparing December 31, 2011 and December 31, 2010 amounts.  During the six-month period ended December 31, 2011, average net assets increased 18 percent to $513,647,926 from average net assets of $436,321,006 during the same period in the prior year.

	December 31,	Percent	December 31,
Change in Net Asset for the periods ended	2011	Change	2010
Investment Income	$ 398,835	-51%	$ 821,775
Total Expenses	(349,082)	-47%	(660,041)
Dividends to unitholders from net investment income	(49,753)	-69%	(161,734)
Net increase in assets derived
from unit transactions	2,511,060	-81%	13,065,855

Net assets at beginning of period	524,016,990	20%	435,708,180

Net assets at end of period	$ 526,528,050	17%	$ 448,774,035

Investment income and dividends to unitholders from net investment income decreased 51 percent and 69 percent, respectively, during the six-month period ended December 31, 2011 as compared to the same period in the prior year.  Total expenses are derived based on net assets held by the Fund.  These expenses decreased 47 percent during the six-month period ended December 31, 2011 as compared to the same period in the prior year due to increased fee waivers.  During the six-month period ended December 31, 2011 as compared to the same period in the prior year, units sold and redeemed decreased 23 percent and 22 percent, respectively.

Diversified Portfolio

Management’s Discussion & Analysis (continued)

Condensed financial information and variance explanations for the six-month period ended December 31, 2010 as compared to the same period ended December 31, 2009 follows.

	December 31,	Percent	December 31,
Net Assets	2010	Change	2009
Total investments	$ 448,411,671	8%	$ 413,673,386
Excess of other assets over total liabilities	362,364	-100%	116,638,898
Net assets held in trust for pool participants	448,774,035	-15%	530,312,284
Average Net Assets	$ 436,321,006	-12%	$ 493,560,016

Total investments increased 8 percent and and net assets decreased 15 percent comparing December 31, 2010 and December 31, 2009 amounts.  During the six-month period ended December 31, 2010, average net assets decreased 12 percent to $436,321,006 from average net assets of $493,560,016 during the same period in the prior year.  On December 31, 2009, there was $115,991,551 of uninvested cash in the portfolio due to the lack of collateral available for a repurchase agreement investment.  The rate of return on the repurchase agreement investment would have been 0.01 percent.

	December 31,	Percent	December 31,
Change in Net Asset for the periods ended	2010	Change	2009
Investment Income	$ 821,775	-34%	$ 1,241,078
Total Expenses	(660,041)	-22%	(844,664)
Dividends to unitholders from net investment income	(161,734)	-59%	(396,414)
Net increase in assets derived
from unit transactions	13,065,855	-73%	48,909,647

Net assets at beginning of period	435,708,180	-9%	481,402,637

Net assets at end of period	$ 448,774,035	-15%	$ 530,312,284

Investment income and dividends to unitholders from net investment income decreased 34 percent and 59 percent, respectively, during the six-month period ended December 31, 2010 as compared to the same period in the prior year.  Total expenses are derived based on net assets held by the Fund.  These expenses decreased 22 percent during the six-month period ended December 31, 2010 as compared to the same period in the prior year due to lower average net assets and increased fee waivers.  During the six-month period ended December 31, 2010 as compared to the same period in the prior year, units sold and redeemed increased 15 percent and 24 percent, respectively.

CONTACTING THE PORTFOLIO’S FINANCIAL MANAGEMENT

This financial report is designed to provide IPAIT participants and prospective investors with a general overview of the Fund’s finances and to demonstrate the Fund’s accountability for the resources it receives and manages.  If you have questions about the report or need additional financial information, contact IPAIT at 800-872-4024 or visit the website at IPAIT.org.

Diversified Portfolio Schedule of Investments (unaudited)
December 31, 2011
(Showing Percentage of Total Investments)

		Yield at
Par		Time of
Value	Description	Purchase	Due Date	Amortized Cost

COUPON SECURITIES -- 34.70%
$ 5,000,000	Federal Home Loan Bank, 0.37%	0.39%	01/04/12	$ 4,999,993
3,000,000	Federal National Mortgage Association, 0.88%	0.31%	01/12/12	3,000,508
5,000,000	Federal Home Loan Mortgage Corporation, 5.75%	0.35%	01/15/12	5,010,353
6,000,000	Federal Farm Credit Bank, Variable Rate	0.27%	02/13/12	5,999,996
5,000,000	Federal Farm Credit Bank, Variable Rate	0.39%	02/13/12	5,000,057
2,000,000	Federal Farm Credit Bank, 2.25%	0.34%	02/17/12	2,004,904
3,000,000	United States Treasury Note, 0.88%	0.37%	02/29/12	3,002,458
2,340,000	Federal Home Loan Bank, 1.13%	0.33%	03/09/12	2,343,481
1,300,000	Federal National Mortgage Association, 1.50%	0.37%	03/15/12	1,302,985
5,000,000	Federal Home Loan Mortgage Corporation, 2.13%	0.33%	03/23/12	5,020,177
5,500,000	Federal National Mortgage Association, 1.00%	0.21%	04/04/12	5,510,123
5,000,000	United States Treasury Note, 1.38%	0.26%	04/15/12	5,015,978
1,200,000	Federal National Mortgage Association, 1.88%	0.24%	04/20/12	1,205,873
2,000,000	United States Treasury Note, 4.50%	0.21%	04/30/12	2,028,120
5,000,000	Federal Farm Credit Bank, Variable Rate	0.35%	05/14/12	5,000,186
3,000,000	Federal Home Loan Bank, 5.75%	0.19%	05/15/12	3,061,588
2,000,000	United States Treasury Note, 1.38%	0.28%	05/15/12	2,008,083
5,000,000	United States Treasury Note, 1.38%	0.23%	05/15/12	5,020,587
3,000,000	United States Treasury Note, 4.75%	0.24%	05/31/12	3,055,847
805,000	Federal Home Loan Bank, 4.38%	0.22%	06/08/12	819,500
3,185,000	Federal Home Loan Bank, 1.33%	0.24%	06/08/12	3,200,773
4,929,000	Federal Home Loan Mortgage Corporation, 1.75%	0.25%	06/15/12	4,962,414
6,500,000	Federal Farm Credit Bank, 2.13%	0.23%	06/18/12	6,556,725
1,805,000	Federal Home Loan Bank, 1.88%	0.27%	06/20/12	1,818,480
10,000,000	Federal Home Loan Bank, 0.88%	0.22%	08/22/12	10,041,560
2,000,000	Federal National Mortgage Association, 4.38%	0.20%	09/15/12	2,058,624
8,000,000	Federal National Mortgage Association, 4.38%	0.22%	09/15/12	8,234,222
5,000,000	Federal National Mortgage Association, Variable Rate	0.19%	12/03/12	5,003,734
8,000,000	Federal Home Loan Bank, 1.75%	0.20%	12/14/12	8,117,624
6,000,000	Federal Home Loan Bank, Variable Rate	0.22%	12/20/12	6,003,518
10,000,000	Federal Home Loan Bank, Variable Rate	0.24%	12/20/12	10,011,395
2,110,000	Federal Home Loan Mortgage Corporation, Variable Rate	0.27%	01/24/13	2,109,540
5,000,000	Federal Farm Credit Bank, Variable Rate	0.23%	02/01/13	5,000,563
8,000,000	Federal Farm Credit Bank, Variable Rate	0.38%	03/25/13	8,021,674
12,000,000	Federal Farm Credit Bank, Variable Rate	0.23%	04/11/13	12,010,843
10,000,000	Federal Home Loan Mortgage Corporation, Variable Rate	0.20%	06/17/13	10,000,035
6,000,000	Federal Farm Credit Bank, Variable Rate	0.40%	11/18/13	6,000,000
3,000,000	Federal Farm Credit Bank, Variable Rate	0.23%	02/24/14	3,002,304
	Total (cost -- $182,564,825)			182,564,825

See accompanying notes to financial statements. 6

Schedule of Investments (unaudited)
December 31, 2011
(Showing Percentage of Total Investments) (continued)

		Yield at
Par		Time of
Value	Description	Purchase	Due Date	Amortized Cost

CERTIFICATES OF DEPOSIT -- 1.96%
$ 1,000,000	Maquoketa State Bank-Maquoketa CD	0.70%	01/20/12	$ 1,000,000
2,010,489	Freedom Financial Bank-West Des Moines CD	0.70%	02/07/12	2,010,489
250,000	First Federal Savings-West Des Moines Bank CD	1.45%	03/26/12	250,000
1,000,000	Peoples Bank-Rock Valley CD	0.58%	04/24/12	1,000,000
1,005,500	Treynor State Bank-Treynor CDARS	0.45%	12/06/12	1,005,500
5,027,499	Treynor State Bank-Treynor CDARS	0.45%	12/27/12	5,027,499
	Total (cost -- $10,293,488)			10,293,488

DEPOSIT ACCOUNTS -- 5.92%
245,000	Boone Bank and Trust-Boone	0.40%		245,000
245,000	Central State Bank-State Center	1.00%		245,000
245,000	Citizens State Bank-Pocahontas	0.50%		245,000
245,000	Citizens State Bank-Sac City	0.30%		245,000
245,000	Community Bank-Oelwein	0.90%		245,000
245,000	First National Bank-Sioux Center	0.75%		245,000
2,250,000	Northwest Bank-Spencer	0.40%		2,250,000
1,000,000	Treynor State Bank-Treynor	0.50%		1,000,000
448,145	Wells Fargo Public Fund Deposit Account	0.14%		448,145
25,738,426	Wells Fargo Public Fund Savings Account	0.15%		25,738,426
245,000	West Bank - West Des Moines	0.25%		245,000
	Total (cost -- $31,151,571)			31,151,571

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. Securities) -- 57.42%
133,033,000	Merrill Lynch, Pierce, Fenner and Smith, Inc.	0.03%	01/03/12	133,033,000
169,000,000	Wells Fargo Bank, N.A.	0.04%	01/03/12	169,000,000
	Total (cost -- $302,033,000)			302,033,000

TOTAL INVESTMENTS -- 100% (cost -- $526,042,884)				$ 526,042,884

See accompanying notes to financial statements.

Diversified Portfolio
Statement of Net Assets (unaudited)
December 31, 2011

ASSETS

Investments in securities at amortized cost:
Coupon Securities	$ 182,564,825
Certificates of Deposit	10,293,488
Other Investments	31,151,571
Repurchase Agreements	302,033,000
Total investments in securities	526,042,884

Cash	876
Interest Receivable	551,689
Total assets	526,595,449

LIABILITIES

Investment advisory, administrative,
and program support fees payable	37,090
Custody fees payable	5,236
Distribution fees payable	13,072
Other fees and expenses payable	4,463
Dividends payable	7,538
Total liabilities	67,399

NET ASSETS HELD IN TRUST FOR POOL PARTICIPANTS	$ 526,528,050

Units of beneficial interest outstanding	526,528,050

Net asset value - offering and redemption price per share	$ 1.00

See accompanying notes to financial statements.

Diversified Portfolio
Statements of Operations (unaudited)
For the Six Months ended December 31,
	2011	2010
INVESTMENT INCOME
Interest	$ 398,835	$ 821,775

Investment advisory, administrative,
and program support fees	550,960	478,405
Custody fees	77,468	65,986
Distribution fees	193,671	164,965
Other fees and expenses	64,557	54,989
Total expenses	886,656	764,345
Less: Expenses voluntarily reduced/waived
Investment advisory, administrative,
and program support fees	(334,308)	(40,398)
Custody fees	(47,006)	(5,604)
Distribution fees	(117,526)	(13,980)
Other fees and expenses	(38,734)	(44,322)
Total expenses voluntarily reduced/waived	(537,574)	(104,304)
Net expenses	349,082	660,041

NET INVESTMENT INCOME	$ 49,753	$ 161,734

Statements of Changes in Net Assets (unaudited)
For the Six Months ended December 31,
	2011	2010
ADDITIONS
From investment activities:
Net investment income	$ 49,753	$ 161,734
From unit transactions:
(at constant net asset value of $1 per unit)
Units sold	468,552,827	611,602,636
Units issued in reinvestment of dividends
from net investment income	61,569	167,376
Total additions	468,664,149	611,931,746

DEDUCTIONS
Dividends to unitholders from:
Net investment income	(49,753)	(161,734)

From unit transactions:
Units redeemed	(466,103,336)	(598,704,157)
Total deductions	(466,153,089)	(598,865,891)

Net increase in net assets	2,511,060	13,065,855

Net assets held in trust for pool participants at beginning of period	524,016,990	435,708,180

Net assets held in trust for pool participants at end of period	$ 526,528,050	$ 448,774,035

See accompanying notes to financial statements. 9

Diversified Portfolio

Notes to Financial Statements (unaudited)

(1)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Iowa Public Agency Investment Trust (IPAIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Sections 331.555 and 384.21, Iowa Code (1987), as amended, which authorizes Iowa public agencies to jointly invest monies pursuant to a joint investment agreement.  IPAIT is registered under the Investment Company Act of 1940 as required by Iowa Statute and files reports with the Securities and Exchange Commission under Regulation S-X.  IPAIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1987, and commenced operations on November 13, 1987.  The Joint Powers Agreement and Declaration of Trust was amended September 1, 1988, May 1, 1993, and again on September 1, 2005.  The accompanying financial statements include activities of the Diversified Portfolio.  The objective of the portfolio is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa public agencies under Iowa law.  Wells Fargo Bank, N.A. (Wells Fargo) serves as the Custodian, and Miles Capital, Inc. (Miles Capital) serves as the Investment Adviser, Administrator, and Program Support Provider.

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net investment income during the year.  Actual results could differ from those estimates.

In reporting financial activity, IPAIT applies applicable Governmental Accounting Standards Board (GASB) pronouncements, as well as all Financial Accounting Standards Board and predecessor statements and interpretations not in conflict with GASB pronouncements.

IPAIT is exposed to various risks in connection with operation of the Diversified Portfolio and adheres to policies which attempt to mitigate market risk in the portfolio and maintains insurance coverage for fidelity and errors and omissions exposures.  IPAIT has had no claims or settlements under its insurance coverage since its organization in 1987.

INVESTMENTS IN SECURITIES

The Diversified Portfolio consists of cash and short-term investments valued at amortized cost, which approximates fair value, pursuant to Rule 2a-7 under the Investment Company Act of 1940.  This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on the interest method.  Investment policies are followed to maintain a constant net asset value of $1.00 per unit for the portfolio.

Security transactions are accounted for on the trade date.  Interest income, including the accretion of discount and amortization of premium, is accrued daily as earned.

IPAIT is authorized by investment policy and statute to invest public funds in obligations of the U.S. government, its agencies and instrumentalities; certificates of deposit and other evidences of deposit at federally insured Iowa depository institutions approved and secured pursuant to Chapter 12B of the Code of Iowa; and repurchase agreements, provided that the underlying collateral consists of obligations of the U.S. government, its agencies and instrumentalities and that IPAIT’s custodian takes delivery of the collateral either directly or through an authorized custodian.

In connection with transactions in repurchase agreements, it is IPAIT’s policy that the underlying collateral securities value exceeds the principal amount of the repurchase transaction, including accrued interest at all times.  If the seller defaults and the value of the collateral declines, realization of the collateral by IPAIT may be delayed or limited.  At December 31, 2011 and 2010, the securities purchased under overnight agreements to resell were collateralized by government agency securities with a fair value of $308,073,660 and of $275,493,841, respectively.

Certificates of Deposit and Deposit Accounts up to $250,000 are insured by the Federal Depository Insurance Company (FDIC).  For public funds deposited in Iowa financial institutions in excess of the FDIC insurance, the local financial institution must comply with Iowa Code Section 12c.22 to insure appropriate collateralization.  As of December 31, 2011, public funds invested in Certificates of Deposit and Public Fund Deposit Accounts not covered

Diversified Portfolio

Notes to Financial Statements (unaudited) (continued)

by FDIC insurance were $31,947,060.  Public funds not covered by FDIC or collateralization are covered by the state sinking fund in accordance with Chapter 12C of the Code of Iowa, which provides for additional assessments against depositories to ensure there will be no loss of public funds.

CDARS, the Certificate of Deposit Account Registry Service, is a network of banks offering Certificates of Deposit below the standard FDIC insurance maximum so that both principal and interest are eligible for full FDIC insurance.  As of December 31, 2011, the portfolio held $6,032,999 in the CDARS program.

Under Governmental Accounting Standards as to custodial credit risk, IPAIT's investments in securities in the Diversified Portfolio held securities whose S&P credit ratings were 34.7 percent AA+, 7.9 percent not rated (representing all Certificates of Deposit and Deposit Accounts from Iowa financial institutions) and 57.4 percent NA.  Securities which carry an NA rating are securities issued by government-sponsored entities which are deemed to carry the equivalent of A1+/P1 ratings by the IPAIT Board of Trustees or are repurchase agreements as defined above.

Management attempts to limit IPAIT’s exposure to interest rate risk and believes this is addressed by the fact that securities are limited under Rule 2a-7 as well as by investment policy and statute to investments of high quality with durations not to exceed 397 days.  Hence it is not expected that any significant change in market interest rates would present long-term risk to IPAIT.

UNIT ISSUES, REDEMPTIONS AND DISTRIBUTIONS

IPAIT determines the net asset value of the Diversified Portfolio daily.  Units are issued and redeemed daily at the daily net asset value.  Dividends from net investment income are declared daily and distributed monthly.

INCOME TAXES

IPAIT is exempt from both state and federal income taxes pursuant to Section 115 of the Internal Revenue Code.

FEES AND EXPENSES

Under separate agreements with IPAIT, Miles Capital and Wells Fargo are paid an annual fee for operating the investment program.  Effective March 15, 2010, Miles, Wells Fargo, and the public agency associations agreed to waive fees in order for the Diversified Portfolio to pay a net yield no lower than 0.0775 percent to participants.  On April 06, 2010, Miles, Wells Fargo, and the public agency associations agreed to waive fees in order for the Diversified Portfolio to pay a net yield no lower than 0.05 percent to participants.  On July 7, 2011, Miles, Wells Fargo, and the public agency associations agreed to waive fees in order for the Diversified Portfolio to pay a net yield no lower than 0.01 percent to participants.  The total fee may vary each day based on the gross yield earned.  These waivers are voluntary and may end at any time.

Miles Capital receives 0.190 percent of the average daily net asset value up to $150 million, 0.160 percent from $150 to $250 million, and 0.130 percent exceeding $250 million for investment adviser and administrative fees.  In addition, Miles Capital receives 0.060 percent of the average daily net asset value for program support fees.  For the six-month periods ended December 31, 2011 and 2010, the Diversified Portfolio paid $216,652 and $438,007, respectively, to Miles Capital for services provided net of waivers.  During the six-months ended December 31, 2011, on various and multiple days, Miles Capital voluntarily waived a portion of the fees.  Future waivers may not be required and are determined on market yields and other market considerations.

Wells Fargo receives 0.030 percent of the average daily net asset value of the portfolio.  For the six-month periods ended December 31, 2011 and 2010, the Diversified Portfolio paid $30,462 and $60,382, respectively, to Wells Fargo for services provided net of waivers.  During the six-months ended December 31, 2011, on various and multiple days, Wells Fargo voluntarily waived a portion of the fees.  Future waivers may not be required and are determined on market yields and other market considerations.

Under a distribution plan the public agency associations collectively receive an annual fee of 0.075 percent of the average daily net asset value.  For the six-month periods ended December 31, 2011 and 2010, the Diversified Portfolio paid $57,269 and $108,816 to the Iowa League of Cities, $12,657 and $27,550 to the Iowa State Association of Counties, and $6,219 and $14,619 to the Iowa Association of Municipal Utilities, respectively, net of waivers.  During the six-months ended December 31, 2011, on various and multiple days, the public agency associations voluntarily waived a portion of the fees.  Future waivers may not be required and are determined on market yields and other market considerations.

Diversified Portfolio

Notes to Financial Statements (unaudited) (continued)

IPAIT is responsible for other fees and expenses incurred directly by IPAIT.  The other fees and expenses accrual is 0.025 percent of the average daily net asset value, and totaled $25,823 and $10,667 for the six-month periods ended December 31, 2011 and 2010, respectively, net of waivers.  During the six-months ended December 31, 2011, on various and multiple days, the Diversified Portfolio voluntarily waived a portion of the other fees and expense accrual.  Future waivers may not be required and are determined on market yields and other market considerations.  All fees are computed daily and paid monthly.

FAIR VALUE MEASUREMENT

Effective July 1, 2008, IPAIT adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements included in ASC Topic 820 (“ASC 820”).  ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  ASC 820 also establishes a framework for measuring fair value in U.S. generally accepted accounting principles, and expand disclosure about fair value measurements.  As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a fair value hierarchy, which prioritizes the inputs used in measuring fair values.  The hierarchy gives the highest priority to Level 1 measurements and the lowest priority to Level 3 measurements.  These inputs are summarized into three broad levels as described below:

Level 1 –

quoted prices in active markets for identical securities;

Level 2 –

other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services); or

Level 3 –

significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments.)

Securities in the Diversified Fund are valued at amortized cost, which approximates fair value, pursuant to Rule 2a-7 under the Investment Company Act of 1940.

(2)

SECURITIES TRANSACTIONS

Purchases of portfolio securities for the Diversified Portfolio aggregated $37,982,172,525 and $26,246,087,505 for the six-month periods ended December 31, 2011 and 2010, respectively.  Proceeds from the maturity and sale of securities for the Diversified Portfolio aggregated $37,953,136,394 and $26,232,677,874 for the six-month periods ended December 31, 2011 and 2010, respectively.

Diversified Portfolio
Financial Highlights (unaudited)

Selected Data for Each Unit of Portfolio Outstanding

	Six Months Ended December 31, 2011		Year Ended June 30,
	(unaudited)		2011	2010	2009	2008	2007

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Net Investment Income	0.000		0.001	0.001	0.010	0.036	0.048

Dividends Distributed	(0.000)		(0.001)	(0.001)	(0.010)	(0.036)	(0.048)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	0.01%	*	0.06%	0.13%	1.10%	3.66%	4.95%

Ratio of Expenses to Average
Net Assets, After Waivers	0.14%	**	0.23%	0.33%	0.35%	0.36%	0.42%

Ratio of Net Investment Income to
Average Net Assets, After Waivers	0.02%	**	0.06%	0.13%	1.01%	3.46%	4.84%

Ratio of Expenses to Average
Net Assets, Before Waivers	0.34%	**	0.35%	0.34%	0.35%	0.36%	0.42%

Ratio of Net Investment Income to
Average Net Assets, Before Waivers	(0.19%)	**	(0.06%)	0.12%	1.01%	3.46%	4.84%

Net Assets, End of Period (000 Omitted)	$526,528		$524,017	$435,708	$481,403	$355,391	$240,334

* Not Annualized

** Annualized

Additional Information

December 31, 2011

FUND EXPENSES

It is important for you to understand the impact of costs on your investment.  All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, including management fees, distribution and service fees, and other fund expenses. Expenses, which are deducted from a fund’s investment income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio.  The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011. The table illustrates your fund’s costs in two ways:

1. Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

2. Based on hypothetical 5 percent return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a return of 5 percent before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5 percent return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Your fund does not carry a “sales load” or transaction fee. The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund Information Statement.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
Example	7/1/2011	12/31/2011	7/1/11 to 12/31/11	Ratio
Based on Actual Fund Return
IPAIT Diversified Fund	$1,000.00	$1,000.10	$0.68	0.14%

Based on Hypothetical 5 Percent Return
IPAIT Diversified Fund	$1,000.00	$1,024.52	$0.69	0.14%

Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Additional Information (continued)
December 31, 2011

FEES AND EXPENSES

All fees are calculated by basis points per net assets.

Entity	Fee Type	Fee
Miles Capital, Inc.	Adviser	0.090% up to $150MM;
		0.070% on $150 - $250MM;
		0.055% on assets exceeding $250MM
Miles Capital, Inc.	Administrator	0.100% up to $150MM;
		0.090% on $150 - $250MM;
		0.075% on assets exceeding $250MM
Miles Capital, Inc.	Program Support	0.060%
Sponsoring Associations [1]	Sponsoring Associations	0.075%
Wells Fargo	Custody	0.030%
Administration Fund	Other fees & expenses	0.025%

[1] Includes Iowa League of Cities, Iowa State Association of Counties, Iowa Association of Municipal Utilities

For IPAIT to maintain a positive net yield, during the six-month period ended December 31, 2011, fee waivers have been required.  All serivce providers and sponsoring associations have waived a portion of the fee noted in the table above.  For the six-month period ended December 31, 2011, actual expense for the IPAIT Diversified Fund was 0.135 percent of average net assets based on a sliding fee scale.

Actual:
For the six-month period ended December 31, 2011, the following actual expenses were incurred by the Fund:

	Diversified
Adviser	$ 166,495
Administrator	50,157
Program Support	-
Distribution	76,145
Custody	30,462
Other fees and expenses	25,823
Total	$ 349,082

Additional Information (continued)

December 31, 2011

STATEMENT OF ADDITIONAL INFORMATION

The SAI has additional information about the Funds and is available without charge, upon request, by calling 800-872-4024.

SCHEDULE OF PORTFOLIO HOLDINGS

A schedule of portfolio holdings is posted every month on the IPAIT website. It is also filed with the SEC for the first and third quarters on Form N-Q.  The portfolio holdings for the second and fourth quarter are available in the semi-annual and annual reports. SEC filings are available at www.sec.gov, or by phone at 800-SEC-0330, or by mail at Public Reference Section / SEC / Washington DC / 20549 (duplicating fee required) or upon request from IPAIT at 800-872-4024 or at IPAIT.org.

PROXY VOTING

The SEC requires an annual report of the proxy voting record (Form N-PX) on the securities held by the Trust.  Because the investments allowable under Iowa law restrict the investment for IPAIT to securities to which proxy voting does not apply, IPAIT does not have a proxy voting policy and will report no proxy votes on the Form N-PX.  The law requires the filing of the Form N-PX, and this disclosure, even though the Form N-PX will contain no votes.  Form N-PX is available at www.sec.gov, or by phone at 800-SEC-0330, or by mail at Public Reference Section SEC / Washington / DC / 20549 (duplicating fee required) or upon request from IPAIT at 800-872-4024.

OTHER INFORMATION

Units of IPAIT’s Diversified Portfolio are not insured by the FDIC or the U.S. Government.  Investment products involve investment risk, including the possible loss of principal.  Past performance is not predictive of future results, and the composition of the Fund’s portfolio is subject to change.

PARTICIPANT MEETING RESULTS

On August 26, 2011, a participant meeting was held at the Iowa Association of Municipal Utilities in Ankeny, Iowa for election of trustees and the selection of auditors. The proposals were both approved by the participants:

YES

NO

ABSTAIN

Trustee election:

99%

NA

1%

Selection of Auditors:

100%

NA

NA

Annual Consideration of Approval of the Investment

Management Agreement by the Board of Trustees

Every year the Board considers continuation of IPAIT’s Investment Management Agreement and throughout each year, reviews and evaluates the performance of and services provided by Miles Capital, Inc. (“Investment Adviser”). The Board assesses the nature, scope and quality of the services provided by the personnel of the Investment Adviser and its affiliates, including administrative services, and compliance with legal and regulatory requirements. The Board also receives and assesses information regarding the services provided by certain unaffiliated service providers.

At various times throughout the year, the Board also considers a range of information in connection with its oversight of the services provided.  Among the matters considered throughout the year  are: (a) fees (in addition to management fees) paid to the Investment Adviser and its affiliates, such as fees for marketing and distribution; (b) overall operating expenses; (c) the resources devoted to and compliance reports relating to the investment objective, policies and restrictions, and compliance with the Code of Ethics and the Investment Adviser's compliance policies and procedures; and (d) the nature, cost and character of any non-investment management services provided by the Investment Adviser and its affiliates.

The Board considered the continuation of the Investment Management Agreement at the August 26, 2011 meeting. In the period prior to and at the Board meetings, the Board considered a wide range of information provided by the Advisor and the Board requested and received materials specifically relating to IPAIT, the Investment Management Agreement and the Advisor.  These materials included among other things (a) information on the investment performance of IPAIT compared to a similar group of money market funds and public programs; (b) information on fees and expenses of other funds of similar asset size; (c) sales and redemption data; (d) a discussion by the  Investment Advisor management team regarding their experience, investment strategies and outlook; and (e) information on the profitability to the Investment Adviser. The Board of Trustees considered all factors deemed to be relevant to IPAIT and considered:

▪

the experience of the Investment Advisor and IPAIT’s day-to-day management, including the portfolio managers;

▪

the Investment Advisor and its personnel (including particularly those personnel with responsibilities for providing services to IPAIT), resources and investment process;

▪

the current financial status of the Investment Advisor, as well as future projections;

▪

the nature, extent and quality of the services that the Investment Advisor has been providing to IPAIT;

▪

the investment performance of IPAIT and the Investment Advisor over various periods;

▪

the advisory fee rate payable to the Investment Advisor by IPAIT and by other client accounts managed by the Investment Advisor, as well as fee waivers for the fund;

▪

the total expense ratio of IPAIT and of similar funds managed by other advisers;

▪

compensation payable by IPAIT to the Investment Advisor for other services;

▪

the profitability of the Advisor Agreement;

▪

economies of scale would continue to be realized from the fee structure as IPAIT grows.

The Board considered the level and depth of knowledge of the Investment Advisor.  In evaluating the quality of services provided by the Investment Advisor, the Board took into account its familiarity with the Investment Advisor's management through board meetings, conversations and reports.  In evaluating the quality of services provided by the Investment Advisor, the Board took into account its familiarity with the Investment Advisor’s management through their long relationship, committee meetings, quarterly board meetings, routine conversations, and reports.

Annual Consideration of Approval of the Investment

Management Agreement by the Board of Trustees (continued)

The Board noted that at that meetings they had received and reviewed a variety of information and data about the Investment Advisor and IPAIT and compared the advisory fees and total expense ratio of IPAIT to other comparable funds in approving the continuation of the Advisory Agreement. The comparative data and the updated data provided by the Investment Advisor assisted the Board in assessing the fairness and reasonableness of advisory fee to be paid under the Advisory Agreement as well as the total estimated expenses to be paid (including fee waivers). This data indicated that the advisory fees were comparable with IPAIT peers and that the total expenses were about average with similar funds. In assessing the reasonableness of the advisory fee, the Board noted that it had also been provided information about the Investment Advisor’s profits and costs. The Board observed that the Investment Advisor’s profit margin had declined in recent years and that the decline in profitability was driven in part to a decline in assets under management while cost of operations remained constant. In addition, market conditions and competitive factors pushed the Investment Advisor to waive fees to keep yields positive and funds competitive. The Board also noted that the fees paid under the Advisor Agreement were subject to breakpoints.

In considering the continuation of the Advisory Agreement, the Board, which is entirely comprised of independent and disinterested Trustees, did not identify any single factor as controlling. Based on the Board's evaluation of all factors that it deemed to be relevant, the Board, concluded that the Investment Advisor had demonstrated that it possesses the capability and resources necessary to perform the duties required of it under the Advisory Agreement; the costs of services to be provided and profits to be realized by the Investment Advisor are average in comparison to those of investment advisers of comparable funds; and the advisory fee is fair and reasonable, given the nature, extent and quality of the services to be rendered by the Investment Advisor. Noting that the realization of economies of scale would be reflected by the breakpoints in the advisory fee schedule the Board concluded that the IPAIT participants would benefit from economies of scale as the Fund grows.

After carefully reviewing all of these factors, the Board thanked the Investment Advisor for its willingness to waive fees for much of the year, and approved the continuation of the Advisor Agreement. Unless terminated sooner, the agreement will continue until December 31, 2012.

Board of Trustees

BOARD OF TRUSTEES

Dianne Kiefer

Brent Hinson

Treasurer, Wapello County

City Administrator, City of Washington

Chair and Trustee

Trustee

Craig Hall

Tom Hanafan

Manager, Brooklyn Municipal Utility

Mayor, Council Bluffs

Vice Chair and Trustee

Trustee

Susan Vavroch

Charles Rieken

City Treasurer, Cedar Rapids

Supervisor, Cass County

Second Vice Chair and Trustee

Trustee

Don Kerker

Robert Haug

Director of Finance and Administrative Services,

Executive Director, Iowa Association

Muscatine Power and Water

of Municipal Utilities

Trustee

Ex-Officio Member and Secretary

Lynn Miller

Alan Kemp

Director of Finance and Organizational Services,

Executive Director, Iowa League of Cities

Cedar Falls Utilities

Ex-Officio Member and Assistant Secretary

Trustee

Richard Heidloff

William Peterson

Treasurer, Lyon County

Executive Director, Iowa State

Trustee

Association of Counties

Ex-Officio Member, Treasurer

The Board of Trustees are not compensated for the Board service. Expenses incurred in attending meetings are paid by the Trust.

SERVICE PROVIDERS

Administrator-Investment

Adviser-Program Support:

Custodian:

Miles Capital, Inc.

Wells Fargo Bank, N.A.

1415 28th Street, Suite 200

625 Marquette Avenue, 11th Floor

West Des Moines, IA 50266-1461

Minneapolis, MN 55479

Legal Counsel:

Independent Registered

Ahlers & Cooney, P.C.

Public Account Firm:

100 Court Avenue, Suite 600

KPMG LLP

Des Moines, IA 50309

2500 Ruan Center

Des Moines, IA 50309

IOWA PUBLIC AGENCY INVESTMENT TRUST

www.IPAIT.org

1415 28th Street, Suite 200

West Des Moines, IA 50266-1461

ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT’S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS, REGARDLESS OF WHETHER THESE INDIVIDUALS ARE EMPLOYED BY THE REGISTRANT OR A THIRD PARTY.

(B) NO COMMENT REQUIRED.

(C) NA

(D) NOT APPLICABLE.

(E) NOT APPLICABLE.

(F)(1) NOT APPLICABLE.

(F)(2) NOT APPLICABLE.

(F)(3) TO REQUEST A FREE COPY OF THE IOWA PUBLIC AGENCY INVESTMENT TRUST CODE OF ETHICS, PLEASE CALL 1-800-438-6375.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Sue Vavroch is the independent director named as the audit committee financial expert. Vavroch has an MBA from the University of Iowa, and has served as City Treasurer of Cedar Rapids since 2003.

ITEM 4. Principal Accountant Fees and Services

(a)Not Applicable.

(D)NOT APPLICABLE.

(E)NOT APPLICABLE.

(F)NOT APPLICABLE.

(G)NOT APPLICABLE.

(H)NOT APPLICABLE.

ITEM 5. NOT APPLICABLE.

ITEM 6. NOT APPLICABLE.

ITEM 7. NOT APPLICABLE.

ITEM 8. NOT APPLICABLE.

ITEM 9. Not Applicable.

ITEM 10.NOT APPPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF February 29, 2012, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE PERIOD COVERED BY THIS REPORT THAT HAS MATERIALLY  AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT,  THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

(A) A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER IS ATTACHED AS EXHIBIT A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IOWA PUBLIC AGENCY INVESTMENT TRUST

By

Dianne Kiefer, Chair and Trustee

Date: February 29, 2012

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

David W. Miles, Chief Executive Officer, February 29, 2012

Amy M. Mitchell, Chief Financial Officer, February 29, 2012